[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]
February 11, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Dow Target Variable Fund LLC (811-9019; 333-64349)
Ladies and Gentlemen:
On behalf of the above registrant, enclosed herewith for electronic filing is a preliminary proxy statement on Schedule 14A regarding the proposed liquidation of the fund.
Should you have any questions or comments regarding the filings, please contact me at (513) 794-6278.
Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel